FINANCIAL ASSETS AT FAIR VALUE	6 Months Ended
Jun. 30, 2026
FINANCIAL ASSETS AT FAIR VALUE

NOTE 3 – FINANCIAL ASSETS AT FAIR VALUE

Financial assets not measured at fair value include cash and cash equivalents, loans to others, trade and other receivables and trade payables. Due to their short-term nature, the carrying value of cash and cash equivalents, loans to others and trade and other receivables approximates their fair value.

The reconciliation of the opening and closing fair value balance of financial instruments is provided below:

Financial assets at fair value	Level 1

December 31, 2024	$-
Purchases	55,240
Disposals	-
Gain	402
December 31, 2025	$55,642
Purchases	-
Disposals	(27,639)
Gain	611
June 30, 2026	$28,614

General objectives, policies and processes

The Company’s investment strategy regarding its financial assets is the preservation of capital; the Company does not invest for trading or speculative purposes. The Company holds level 1 short-term investments (mutual funds and bonds) with yields ranging between 3.70% to 4.35%. See also note 13.